INTANGIBLE ASSETS - Schedule of Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 24,658	$ 27,710
Additions	251	452
Disposals, intangible assets other than goodwill	(589)	(1,939)
Acquisitions through business combinations	8,639	710
Amortization	(1,477)	(1,310)
Foreign currency translation	(873)	(965)
Ending balance	30,609	24,658
Costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	27,946	30,232
Additions	251	452
Disposals, intangible assets other than goodwill	(972)	(2,246)
Acquisitions through business combinations	8,639	703
Amortization	0	0
Foreign currency translation	(1,054)	(1,195)
Ending balance	34,810	27,946
Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(3,288)	(2,522)
Additions	0	0
Disposals, intangible assets other than goodwill	383	307
Acquisitions through business combinations	0	7
Amortization	1,477	1,310
Foreign currency translation	181	230
Ending balance	$ (4,201)	$ (3,288)